-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                MONEY MARKET FUND
                            -------------------------

                              ANNUAL REPORT

                              March 31, 2001

                              --------------------
                                 WHAT'S INSIDE
                              --------------------

                              FROM THE CHAIRMAN

                              America's Economy Continues to Cool

                              INVESTMENT UPDATE

                              About the Fund, Economy and Markets


                              FUND INFORMATION

                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                       -------------------

                                                          [DALBAR LOGO]

                                                       -------------------

                                                          For Excellence
[Logo] STATE STREET RESEARCH                                in Service

STATE STREET RESEARCH MONEY MARKET FUND

[Photo of Richard S. "Dick" Davis]

DEAR SHAREHOLDER:
America's red-hot economy cooled in the second and third quarters of 2000, then slowed abruptly in the fourth quarter. After raising short-term interest rates in an effort to slow the U.S. economy to a more acceptable pace, the Federal Reserve Board reversed course when it became apparent that the slowdown could result in recession. The Fed reduced a key short-term interest rate three times in the first quarter of 2001 and put the nation on notice that it might act again to keep the economy in positive territory.

STOCKS
The U.S. stock market disappointed most investors with negative returns. For the 12-month period, all major market indices were down. The S&P 500 returned -21.67%.(1) The Nasdaq was down -19.70%.

BONDS
Bonds were a bright spot in most investor portfolios as they outperformed the broad stock market indices for the year. Government, mortgage and municipal bonds benefited from slower economic growth and declining intermediate and long-term interest rates in the first half of the period. Corporate bonds lagged, but picked up as investors sought the relative stability of the bond market. The high-yield market was weak throughout 2000, picked up early in 2001, then gave back most of its gains as concern about the economy deepened.

INTERNATIONAL
Higher inflation and projected slower economic growth kept a damper on stock markets in Europe and Asia. Although the Japanese government reduced interest rates to zero in an effort to jumpstart the economy, it has failed to make progress toward a recovery, and the Japanese stock market sank further into negative territory. Around the world, most foreign markets were awash in red ink.

OUTLOOK AND OPPORTUNITIES
When the news about the economy and the stock market is grim, it's important to keep a steady hand on your portfolio. Now is a good time to ask your investment professional to put the market events of the past year in perspective and to review your asset allocation in light of your long-term goals. Remember, the best way to achieve your goals is to invest regularly and to stick with your plan. There are no quick fixes for the challenges we face today, but these are sound principles followed by successful investors in any market.

Sincerely,


/s/ Richard S. "Dick" Davis

Richard S. "Dick" Davis,
Chairman

March 31, 2001

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

THE MARKET

o Money market rates rose early in the 12-month period as the Federal Reserve Board continued to raise a key short-term interest rate in an attempt to slow the pace of growth in the U.S. economy.

o As economic growth slowed abruptly in the fourth quarter of 2000, the Federal Reserve Board reversed its course and lowered short-term interest rates three times during the first quarter of 2001.

o The yield on the 90-day U.S. Treasury bill declined from 5.87% on March 31, 2000 to 4.19% on March 31, 2001.

THE FUND

o Money Market Fund's yield was 4.58% on March 31, 2001 (for Class E shares). The drop in yield from one year ago is a result of three one-half-point decreases in the federal funds rate since January 2001.

o The fund's weighted average maturity was 44 days as of March 31, 2001. (Please see the glossary below for more about weighted average maturity.)

o Money Market Fund offers low credit risk and stability of principal and can serve as the liquid portion of a well-balanced investment portfolio.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING THE FUND.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEW-POINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 2001)
-------------------------------------------------------------------------------
7-DAY YIELD
------------------------------------------------------------------------------
Class B(1)                                                               3.58%
------------------------------------------------------------------------------
Class B                                                                  3.58%
------------------------------------------------------------------------------
Class C                                                                  3.58%
------------------------------------------------------------------------------
Class E                                                                  4.58%
------------------------------------------------------------------------------
Class S                                                                  4.58%
------------------------------------------------------------------------------

The fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. Yields shown for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

INTEREST RATES

(March 31, 2000 TO March 31, 2001)

              30-Year      10-Year        90-Day        90-Day        30-Year
             Treasury     Treasury       Treasury     Commercial      Mortgage
"3/00"        5,837         6,015         5,886         6,030          8,540
"4/00"        5,963         6,216         5,813         6,150          8,130
"5/00"        6,089         6,272         5,749         6,570          8,620
"6/00"        5,896         6,023         5,860         6,590          8,220
"7/00"        5,786         6,035         6,182         6,540          8,130
"8/00"        5,665         5,718         6,301         6,490          7,960
"9/00"        5,884         5,975         6,204         6,470          7,880
"10/00"       5,787         5,749         6,384         6,520          7,680
"11/00"       5,607         5,466         6,197         6,520          7,650
"12/00"       5,456         5,110         5,890         6,330          7,130
"1/01"        5,500         5,112         4,989         5,510          7,150
"2/01"        5,313         4,894         4,854         5,190          7,120
"3/01"        5,443         4,915         4,281         4,810          6,910

GLOSSARY

YIELD: The measurement of income paid by an investment. It is stated as a percentage.

WEIGHTED AVERAGE MATURITY: Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

DEBT SECURITIES: These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

(1) The S&P 500 (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

STATE STREET RESEARCH MONEY MARKET FUND

March 31, 2001
-----------------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL             MATURITY               VALUE
                                                            AMOUNT                 DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 101.8%
AUTOMOTIVE 4.4%
Ford Motor Credit Co., 5.51% .......................      $10,000,000            4/04/2001           $  9,995,408
Ford Motor Credit Co., 4.86% .......................       10,000,000            4/17/2001              9,978,400
                                                                                                     ------------
                                                                                                       19,973,808
                                                                                                     ------------
BANK 14.2%
Canadian Imperial Holdings, Inc., 5.345%                   10,000,000            5/07/2001              9,946,550
Canadian Imperial Holdings, Inc., 5.195%                   10,000,000            5/14/2001              9,937,948
Toronto Dominion Holdings, Inc., 5.40% .............       10,000,000            4/09/2001              9,988,000
Toronto Dominion Holdings, Inc., 5.91% .............       15,000,000            5/03/2001             14,921,200
Wells Fargo Financial Inc., 5.31% ..................        5,000,000            4/26/2001              4,981,563
Wells Fargo Financial Inc., 4.71% ..................        5,000,000            6/11/2001              4,953,554
Wells Fargo Financial Inc., 4.86% ..................       10,000,000            6/14/2001              9,900,100
                                                                                                     ------------
                                                                                                       64,628,915
                                                                                                     ------------
CANADIAN 13.2%
Province of British Columbia, 4.85% ................       10,100,000            5/29/2001             10,021,080
Province of British Columbia, 5.12% ................       10,000,000            6/08/2001              9,903,289
Province of Ontario, 6.07% .........................       13,000,000            4/06/2001             12,989,040
Province of Ontario, 4.63% .........................        7,400,000            6/19/2001              7,324,814
Province of Quebec, 4.71% ..........................       10,000,000            6/26/2001              9,887,483
Province of Quebec, 4.64% ..........................       10,000,000            8/10/2001              9,831,156
                                                                                                     ------------
                                                                                                       59,956,862
                                                                                                     ------------
CHEMICAL 2.2%
E.I. Du Pont De Nemours & Co., 5.33% ...............       10,000,000            4/25/2001              9,964,467
                                                                                                     ------------
DRUGS & PHARMACEUTICALS 2.2%
Merck & Company Inc., 4.92% ........................       10,000,000            5/07/2001              9,950,800
                                                                                                     ------------
DIVERSIFIED FINANCIAL SERVICES 31.3%
American Express Credit Corp., 5.45% ...............       10,000,000            4/18/2001              9,974,264
American Express Credit Corp., 5.09% ...............       10,000,000            5/31/2001              9,915,167
American General Finance Corp., 5.42%                      10,000,000            5/01/2001              9,954,833
American General Finance Corp., 5.22%                       7,500,000            5/22/2001              7,444,538
Goldman Sachs Group LP, 6.00% ......................       12,700,000            4/12/2001             12,676,716
Goldman Sachs Group LP, 5.15% ......................        7,300,000            7/09/2001              7,196,614
Household Finance Corp., 5.50% .....................       33,680,000            4/02/2001             33,680,000
Household Finance Corp., 5.10% .....................       17,000,000            6/21/2001             16,804,925
Household Finance Corp., 4.67% .....................        3,000,000            6/22/2001              2,968,088
Merrill Lynch & Company Inc., 5.50% ................       10,250,000            4/20/2001             10,220,247
Merrill Lynch & Company Inc., 5.40% ................       10,000,000            4/27/2001              9,961,000
Morgan Stanley Dean Witter & Co., 4.76% ............       11,400,000            6/18/2001             11,282,428
                                                                                                     ------------
                                                                                                      142,078,820
                                                                                                     ------------
FOOD & BEVERAGE 7.0%
Anheuser-Busch Inc., 5.33% .........................        7,070,000            4/12/2001              7,058,486
Coca-Cola Co., 4.82% ...............................       15,000,000            6/05/2001             14,869,458
Coca-Cola Co., 4.77% ...............................        5,000,000            6/18/2001              4,948,325
Coca-Cola Co., 4.61% ...............................        5,000,000            6/28/2001              4,943,656
                                                                                                     ------------
                                                                                                       31,819,925
                                                                                                     ------------
GOVERNMENT AGENCY 4.4%
Federal Home Loan Mortgage Corp., 4.84% ............       10,000,000            5/31/2001              9,919,333
Federal National Mortgage Association, 5.18% .......       10,000,000            5/17/2001              9,933,811
                                                                                                     ------------
                                                                                                       19,853,144
                                                                                                     ------------
INSURANCE 2.2%
International Lease Finance Corp., 4.86%                  $10,000,000            6/05/2001              9,912,250
                                                                                                     ------------
MACHINERY 2.2%
Caterpillar Financial Services NV, 5.22%                   10,000,000            4/30/2001              9,957,950
                                                                                                     ------------
MULTI-SECTOR COMPANIES 4.4%
General Electric Capital Corp., 5.30% ..............       10,300,000            5/11/2001             10,239,344
General Electric Capital Corp., 5.20% ..............        9,700,000            5/24/2001              9,625,741
                                                                                                     ------------
                                                                                                       19,865,085
                                                                                                     ------------
PRINTING & PUBLISHING 4.3%
McGraw-Hill Inc., 4.80% ............................       10,000,000            7/11/2001              9,865,334
McGraw-Hill Inc., 4.80% ............................       10,000,000            7/20/2001              9,853,333
                                                                                                     ------------
                                                                                                       19,718,667
                                                                                                     ------------
TECHNOLOGY 5.4%
Hewlett-Packard Co., 4.75% .........................       10,000,000            5/30/2001              9,922,153
Hewlett-Packard Co., 4.75% .........................       10,000,000            5/31/2001              9,920,833
International Business Machines Inc., 4.85% ........        5,000,000            6/11/2001              4,952,174
                                                                                                     ------------
                                                                                                       24,795,160
                                                                                                     ------------
UTILITY 4.4%
Verizon Global Funding Corp., 5.40% ................       10,000,000            4/04/2001              9,995,500
Verizon Network Funding Inc., 5.23% ................       10,000,000            5/04/2001              9,952,058
                                                                                                     ------------
                                                                                                       19,947,558
                                                                                                     ------------
Total Investments (Cost $462,423,411) - 101.8% ...........................................            462,423,411

Cash and Other Assets, Less Liabilities - (1.8%) .........................................             (8,356,665)
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $454,066,746
                                                                                                     ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
March 31, 2001

ASSETS
Investments, at value (Cost $462,423,411) (Note 1) ..........      $462,423,411
Cash ........................................................               586
Receivable for fund shares sold .............................         2,624,596
Receivable from Distributor (Note 3) ........................         1,053,566
Interest receivable .........................................            27,083
Other assets ................................................            18,295
                                                                   ------------
                                                                    466,147,537
LIABILITIES
Payable for fund shares redeemed ............................      $ 11,257,655
Accrued transfer agent and shareholder
  services (Note 2) .........................................           229,620
Accrued management fee (Note 2) .............................           189,044
Dividends payable ...........................................           171,950
Accrued distribution and service fees (Note 5) ..............            31,622
Accrued trustees' fees (Note 2) .............................            40,675
Accrued administration fee (Note 2) .........................            16,895
Other accrued expenses ......................................           143,330
                                                                   ------------
                                                                     12,080,791
                                                                   ------------
NET ASSETS                                                         $454,066,746
                                                                   ============
Net Assets consist of:

  Paid-in capital ...........................................      $454,066,746
                                                                   ============
Net Asset Value and offering price per share of Class B(1)
  shares ($10,211,659 / 10,211,659 shares)* .................             $1.00
                                                                          =====
Net Asset Value and offering price per share of Class B
  shares ($28,406,582 / 28,406,582 shares)* .................             $1.00
                                                                          =====

Net Asset Value and offering price per share of Class C
  shares ($4,540,686 / 4,540,686 shares)* ...................             $1.00
                                                                          =====
Net Asset Value, offering price and redemption
  price per share of Class E shares
  ($380,903,856 / 380,903,856 shares) .......................             $1.00
                                                                          =====
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($30,003,963 / 30,003,963 shares) .........................             $1.00
                                                                          =====

-------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the year ended March 31, 2001

INVESTMENT INCOME
Interest ......................................................     $31,689,936
EXPENSES
Management fee (Note 2) .......................................       2,470,521
Transfer agent and shareholder services (Note 2) ..............       2,138,364
Custodian fee .................................................         157,090
Reports to shareholders .......................................         124,830
Distribution and service fees-Class B(1) (Note 5) .............          43,000
Distribution and service fees-Class B (Note 5) ................         238,867
Distribution and service fees-Class C (Note 5) ................          23,469
Registration fees  ............................................          87,040
Administration fee (Note 2) ...................................          74,040
Trustees' fees (Note 2) .......................................          27,320
Audit fee .....................................................          24,090
Legal fees ....................................................          21,115
Miscellaneous .................................................          14,562
                                                                    -----------
                                                                      5,444,308
Expenses borne by the distributor (Note 3) ....................      (1,666,753)
Fees paid indirectly (Note 2) .................................         (67,509)
                                                                    -----------
                                                                      3,710,046
                                                                    -----------
Net investment income and net increase in net assets
  resulting from operations ...................................     $27,979,890
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------

                                                                        YEARS ENDED MARCH 31
                                                               ---------------------------------------
                                                                   2000                    2001
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income and net
  increase resulting from operations ......................       $ 21,189,065            $ 27,979,890
                                                                  ------------            ------------
Dividends from net investment income:
  Class B(1) ..............................................            (93,979)               (198,379)
  Class B .................................................         (1,252,515)             (1,120,959)
  Class C .................................................            (93,225)               (109,863)
  Class E .................................................        (17,007,761)            (20,465,472)
  Class S .................................................         (1,138,955)             (1,325,478)
  Class T .................................................         (1,602,630)             (4,759,739)
                                                                  ------------            ------------
                                                                   (21,189,065)            (27,979,890)
                                                                  ------------            ------------
Net increase from fund share
  transactions (Note 6) ...................................         53,168,566               9,165,797
                                                                  ------------            ------------

Total increase in net assets ..............................         53,168,566               9,165,797
NET ASSETS
Beginning of year .........................................        391,732,383             444,900,949
                                                                  ------------            ------------

End of year ...............................................       $444,900,949            $454,066,746
                                                                  ============            ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
March 31, 2001

NOTE 1

State Street Research Money Market Fund is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The fund seeks to achieve its investment objective by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities as well as high quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The fund offers five classes of shares. Effective February 13, 2001, the Fund liquidated Class T shares. Class B(1) shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect, wholly-owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. MetLife Securities Money Fund Class T shares ("Class T") were only offered through MetLife and certain affiliates. Class E, Class S and Class T shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
The fund values securities at amortized cost, pursuant to which the fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the fund. Interest income is accrued daily as earned.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended March 31, 2001, the fees pursuant to such agreement amounted to $2,470,521.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect, wholly-owned subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the fund may be purchased. During the year ended March 31, 2001, the amount of such expenses was $534,872.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the year ended March 31, 2001 the fund's transfer agent fees were reduced by $67,509 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $27,320 during the year ended March 31, 2001.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed annual amount that has been allocated equally among the State Street Research funds. During the year ended March 31, 2001, the amount of such expenses was $74,040.

NOTE 3

The distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the year ended March 31, 2001, the amount of such expenses assumed by the distributor and its affiliates was $1,666,753.

NOTE 4

For the year ended March 31, 2001, purchases and sales, including maturities, of securities aggregated $11,354,823,221 and $11,371,409,000, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual distribution and service fees to the distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B(1), Class B and Class C shares. The distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended March 31, 2001, fees pursuant to such plan amounted to $43,000, $238,867 and $23,469 for Class B(1), Class B and Class C shares, respectively.

The fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned commissions aggregating $11,805, $738 and $13 on sales of the fund's Class B(1), Class B and Class C shares, respectively and that the distributor collected contingent deferred sales charges aggregating $48,894, $124,631 and $1,838 on redemptions of Class B(1), Class B and Class C shares, respectively, during the year ended March 31, 2001.

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At March 31, 2001, MetLife owned 356,515 Class S shares and MetLife and certain of its affiliates held of record 57,069,957 Class E shares of the fund.

Share transactions were as follows:

                                                    YEARS ENDED MARCH 31
                     ---------------------------------------------------------------------------------
                                       2000                                      2001
                     ----------------------------------------  ---------------------------------------
CLASS B(1)                 SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ............      9,179,179       $    9,179,179           13,546,564      $    13,546,564
Issued upon reinvestment
  of dividends from net
  investment income ....         60,644               60,644              174,503              174,503
Shares redeemed ........     (7,351,468)          (7,351,468)          (6,129,287)          (6,129,287)
                         --------------       --------------          -----------      ---------------
Net increase ...........      1,888,355       $    1,888,355            7,591,780      $     7,591,780
                         ==============       ==============          ===========      ===============

CLASS B                    SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ............     59,252,420       $   59,252,420           35,045,163        $  35,045,163
Issued upon reinvestment
  of dividends from net
  investment income ....      1,112,907            1,112,907              998,311              998,311
Shares redeemed ........    (61,166,902)         (61,166,902)         (37,123,389)         (37,123,389)
                         --------------       --------------          -----------      ---------------
Net decrease ...........       (801,575)      $     (801,575)          (1,079,915)     $    (1,079,915)
                         ==============       ==============          ===========      ===============

CLASS C                    SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ............     24,312,657       $   24,312,657           26,259,083      $    26,259,083
Issued upon reinvestment
  of dividends from net
  investment income ....         69,175               69,175               95,507               95,507
Shares redeemed ........    (25,060,570)         (25,060,570)         (23,420,722)         (23,420,722)
                         --------------       --------------          -----------      ---------------
Net increase (decrease)        (678,738)      $     (678,738)           2,933,868      $     2,933,868
                         ==============       ==============          ===========      ===============

CLASS E                    SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ............  1,808,245,244       $1,808,245,244        1,533,061,118      $ 1,533,061,118
Issued upon reinvestment
  of dividends from net
  investment income ....     13,018,579           13,018,579           16,213,102           16,213,102
Shares redeemed ........ (1,832,618,368)      (1,832,618,368)      (1,488,110,279)      (1,488,110,279)
                         --------------       --------------          -----------      ---------------
Net increase (decrease)     (11,354,545)      $  (11,354,545)          61,163,941      $    61,163,941
                         ==============       ==============          ===========      ===============

CLASS S                    SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ............     61,189,073        $  61,189,073           36,924,696      $    36,924,696
Issued upon reinvestment
  of dividends from net
  investment income ....        731,990              731,990            1,127,138            1,127,138
Shares redeemed ........    (69,133,419)         (69,133,419)         (27,677,030)         (27,677,030)
                         --------------       --------------          -----------      ---------------
Net increase (decrease)      (7,212,356)       $  (7,212,356)          10,374,804      $    10,374,804
                         ==============       ==============          ===========      ===============

METLIFE SECURITIES
MONEY FUND CLASS T         SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ............    464,822,645       $  464,822,645          367,575,308      $   367,575,308
Issued upon reinvestment
  of dividends from net
  investment income ....      1,582,331            1,582,331            4,164,356            4,164,356
Shares redeemed ........   (395,077,551)        (395,077,551)        (443,558,345)        (443,558,345)
                         --------------       --------------          -----------      ---------------
Net increase (decrease)      71,327,425       $   71,327,425          (71,818,681)     $   (71,818,681)
                         ==============       ==============          ===========      ===============

STATE STREET RESEARCH MONEY MARKET FUND

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each year:
                                                                                                     CLASS B(1)
                                                                                               ----------------------
                                                                                                YEARS ENDED MARCH 31
                                                                                               ----------------------
                                                                              1999(A)              2000                2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                         1.000               1.000               1.000
                                                                               -----               -----               -----
  Net investment income ($)*                                                   0.008               0.038               0.047
  Dividends from net investment income ($)                                    (0.008)             (0.038)             (0.047)
                                                                               -----               -----               -----
NET ASSET VALUE, END OF YEAR ($)                                               1.000               1.000               1.000
                             ==                                                =====               =====               =====
Total return(b) (%)                                                             0.84(c)             3.88                4.81
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                          732               2,620              10,212
Expense ratio (%)*                                                              1.66(d)             1.66                1.70
Expense ratio after expense reductions (%)*                                     1.65(d)             1.65                1.69
Ratio of net investment income to average net assets (%)*                       3.40(d)             3.97                4.69
*Reflects voluntary reduction of expenses per share of
  these amounts (Note 3) ($)                                                   0.000               0.002               0.004

                                                                                  CLASS B
                                          ----------------------------------------------------------------------------------
                                                                           YEARS ENDED MARCH 31
                                          ----------------------------------------------------------------------------------
                                                 1997               1998              1999             2000           2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)       1.000               1.000             1.000             1.000             1.000
                                             -----               -----             -----             -----             -----
  Net investment income ($)*                 0.037               0.040             0.038             0.038             0.047
  Dividends from net investment
    income ($)                              (0.037)             (0.040)           (0.038)           (0.038)           (0.047)
                                             -----               -----             -----             -----             -----
NET ASSET VALUE, END OF YEAR ($)             1.000               1.000             1.000             1.000             1.000
                             ==              =====               =====             =====             =====             =====
Total return(b) (%)                           3.72                4.09              3.85              3.88              4.81
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)     15,982              14,567            30,288            29,486            28,407
Expense ratio (%)*                            1.75                1.65              1.66              1.66              1.70
Expense ratio after expense
  reductions (%)*                             1.75                1.65              1.65              1.65              1.69
Ratio of net investment income to
  average net assets (%)*                     3.69                4.01              3.73              3.84              4.69
*Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)    0.002               0.002             0.001             0.002             0.004

                                                                                  CLASS C
                                          ----------------------------------------------------------------------------------
                                                                           YEARS ENDED MARCH 31
                                          ----------------------------------------------------------------------------------
                                                 1997               1998              1999             2000            2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)       1.000               1.000             1.000             1.000             1.000
                                             -----               -----             -----             -----             -----
  Net investment income ($)*                 0.037               0.040             0.038             0.038             0.047
  Dividends from net investment income ($)  (0.037)             (0.040)           (0.038)           (0.038)           (0.047)
                                             -----               -----             -----             -----             -----
NET ASSET VALUE, END OF YEAR ($)             1.000               1.000             1.000             1.000             1.000
                                             =====               =====             =====             =====             =====
Total return(b) (%)                           3.72                4.09              3.85              3.88              4.81
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)        959               2,314             2,286             1,607             4,541
Expense ratio (%)*                            1.75                1.65              1.66              1.66              1.70
Expense ratio after expense
  reductions (%)*                             1.75                1.65              1.65              1.65              1.69
Ratio of net investment income to
  average net assets (%)*                     3.68                4.01              3.72              3.83              4.68
*Reflects voluntary reduction of
  expenses per share
  in these amounts (Note 3) ($)              0.002               0.002             0.001             0.002             0.004
----------------------------------------------------------------------------------------------------------------------------
  (a) January 1, 1999 (commencement of share class) to March 31, 1999.
  (b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
  (c) Not annualized.
  (d) Annualized.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

                                                                                 CLASS E
                                         --------------------------------------------------------------------------------
                                                                           YEARS ENDED MARCH 31
                                         --------------------------------------------------------------------------------
                                                1997               1998              1999            2000            2001
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)           1.000              1.000             1.000           1.000           1.000
                                                 -----              -----             -----           -----           -----
  Net investment income ($)*                     0.047              0.050             0.048           0.048           0.057
  Dividends from net investment
    income ($)                                  (0.047)            (0.050)           (0.048)         (0.048)         (0.057)
                                                 -----              -----             -----           -----           -----
NET ASSET VALUE, END OF YEAR ($)                 1.000              1.000             1.000           1.000           1.000
                                                 =====              =====             =====           =====           =====
Total return(b) (%)                               4.78               5.12              4.88            4.92            5.86
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)        192,360            221,475           331,094         319,740         380,904
Expense ratio (%)*                                0.75               0.65              0.66            0.66            0.70
Expense ratio after expense
  reductions (%)*                                 0.75               0.65              0.65            0.65            0.69
Ratio of net investment income to
  average net assets (%)*                         4.69               5.01              4.74            4.79            5.70
*Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)        0.002              0.002             0.001           0.003           0.004

                                                                                 CLASS S
                                       --------------------------------------------------------------------------------------------
                                                                           YEARS ENDED MARCH 31
                                       --------------------------------------------------------------------------------------------
                                                1997               1998              1999            2000            2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)       1.000               1.000             1.000             1.000             1.000
                                             -----               -----             -----             -----             -----
  Net investment income ($)*                 0.047               0.050             0.048             0.048             0.057
  Dividends from net investment
    income ($)                              (0.047)             (0.050)           (0.048)           (0.048)           (0.057)
                                             -----               -----             -----             -----             -----
NET ASSET VALUE, END OF YEAR ($)             1.000               1.000             1.000             1.000             1.000
                                             =====               =====             =====             =====             =====
Total return(b) (%)                           4.78                5.12              4.88              4.92              5.86
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)     14,710              13,500            26,842            19,629            30,004
Expense ratio (%)*                            0.75                0.65              0.66              0.66              0.70
Expense ratio after expense
  reductions (%)*                             0.75                0.65              0.65              0.65              0.69
Ratio of net investment income to
  average net assets (%)*                     4.69                5.01              4.77              4.77              5.69
*Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)    0.002               0.002             0.001             0.002             0.004

                                                                              METLIFE SECURITIES MONEY FUND CLASS T
                                                                  ----------------------------------------------------------
                                                                     YEARS ENDED MARCH 31
                                                                  ------------------------------         APRIL 1, 2000 TO
                                                                   1999(E)                  2000         FEBRUARY 13, 2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                              1.000                  1.000                     1.000
                                     --                               -----                  -----                     -----
  Net investment income ($)*                                          0.031                  0.048                     0.051
  Dividends from net investment income ($)                           (0.031)                (0.048)                   (0.051)
                                     --                               -----                  -----                     -----
NET ASSET VALUE, END OF PERIOD ($)                                    1.000                  1.000                     1.000
                               ==                                     =====                  =====                     =====
Total return(b) (%)                                                    3.15(c)                4.93                      5.02(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                               491                 71,819                        --
Expense ratio (%)*                                                     0.66(d)                0.66                      0.70(d)
Expense ratio after expense reductions (%)*                            0.65(d)                0.65                      0.69(d)
Ratio of net investment income to average net assets (%)*              4.65(d)                4.78                      5.84(d)
*Reflects voluntary reduction of expenses per share
  of these amounts (Note 3) ($)                                       0.001                  0.003                     0.001
-----------------------------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of share class) to March 31, 1999.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) Not annualized.
(d) Annualized.
(e) August 1, 1998 (commencement of share class) to March 31, 1999.

STATE STREET RESEARCH MONEY MARKET FUND

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

TO THE TRUSTEES OF STATE STREET RESEARCH MONEY MARKET TRUST AND
THE SHAREHOLDERS OF STATE STREET RESEARCH MONEY MARKET FUND:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Money Market Fund (a series of State Street Research Money Market Trust, hereafter referred to as the "Trust") at March 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
May 15, 2001

STATE STREET RESEARCH MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
MONEY MARKET FUND                          Chairman of the Board,                 Chairman of the Board, President
One Financial Center                       President and Chief Executive          and Chief Executive Officer,
Boston, MA 02111                           Officer                                State Street Research &
                                                                                  Management Company
INVESTMENT ADVISER                         JOHN H. KALLIS
State Street Research &                    Vice President                         BRUCE R. BOND
Management Company                                                                Former Chairman of the Board,
One Financial Center                       DYANN H. KIESSLING                     Chief Executive Officer
Boston, MA 02111                           Vice President                         and President,
                                                                                  PictureTel Corporation
DISTRIBUTOR                                KEVIN J. LEMA
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       MARK  A. MARINELLA                     Former Senior Vice President
Boston, MA 02111                           Vice President                         for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       DOUGLAS A. ROMICH                      State University
State Street Research                      Treasurer
Service Center
P.O. Box 8408                              EDWARD T. GALLIVAN, JR.                DEAN O. MORTON
Boston, MA 02266-8408                      Assistant Treasurer                    Former Executive Vice President,
1-87-SSR-FUNDS (toll free)                                                        Chief Operating Officer and
                                           FRANCIS J. MCNAMARA, III               Director, Hewlett-Packard Company
CUSTODIAN                                  Secretary and General Counsel
State Street Bank and
Trust Company                              DARMAN A. WING                         SUSAN M. PHILLIPS
225 Franklin Street                        Assistant Secretary and                Dean, School of Business and
Boston, MA 02110                           Assistant General Counsel              Public Management, George
                                                                                  Washington University; former
LEGAL COUNSEL                              SUSAN E. BREEN                         Member of the Board of Governors
Goodwin Procter LLP                        Assistant Secretary                    of the Federal Reserve System and
Exchange Place                                                                    Chairman and Commissioner of
Boston, MA 02109                           AMY L. SIMMONS                         the Commodity Futures Trading
                                           Assistant Secretary                    Commission
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street                                                                TOBY ROSENBLATT
Boston, MA 02110                                                                  President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH MONEY MARKET FUND
One Financial Center
Boston, MA 02111





QUESTIONS? COMMENTS?

E-MAIL us at:
    info@ssrfunds.com

VISIT us on the Internet at:
    www.ssrfunds.com

CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or Hearing-impaired 1-800-676-7876
    Chinese and Spanish-speaking 1-888-638-3193

WRITE us at:
    State Street Research
    Service Center
    P.O. Box 8408
    Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(c)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Money Market Fund prospectus.

When used after June 30, 2001, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

CONTROL NUMBER:(exp1101)SSR-LD
                                                                    MM-2657-1000